UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Atherton Lane Advisers, LLC

Address:   3000 Sand Hill Road
           Building 1, Suite 170
           Menlo Park, CA 94025-7713


Form 13F File Number: 28-11768


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. McDonnell
Title:  Chief Compliance Officer
Phone:  (650) 233-1200

Signature,  Place,  and  Date  of  Signing:

/s/ William E. McDonnell           Menlo Park, CA                     5/8/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             127

Form 13F Information Table Value Total:  $    1,175,094
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AT&T INC                      COM              00206R102      383    12,271          SOLE                   12,271      0    0
ABBOTT LABORATORIES           COM              002824100      380     6,194          SOLE                    6,194      0    0
ALTRIA GROUP INC              COM              02209S103      463    15,001          SOLE                   15,001      0    0
AMAZON COM INC                COM              023135106      459     2,266          SOLE                    2,266      0    0
AMERICAN EXPRESS CO           COM              025816109    1,020    17,633          SOLE                   17,633      0    0
AMERIPRISE FINL INC           COM              03076C106      293     5,120          SOLE                    5,120      0    0
ANADARKO PETROLEUM CORP       COM              032511107      612     7,812          SOLE                    7,812      0    0
APACHE CORP                   COM              037411105   17,276   172,006          SOLE                  172,006      0    0
APPLE INC                     COM              037833100    3,048     5,083          SOLE                    5,083      0    0
B C E INC NEW                 COM              05534B760      234     5,850          SOLE                    5,850      0    0
BP PLC                        Sponsored ADR    055622104      714    15,869          SOLE                   15,869      0    0
BP PRUDHOE BAY ROYALTY TRUST  Unit Ben Int     055630107      313     2,500          SOLE                    2,500      0    0
BRE PROPERTIES INC            CLASS A          05564E106   20,555   406,625          SOLE                  406,625      0    0
BAIDU INC                     Sponsored ADR    056752108   16,465   112,954          SOLE                  112,954      0    0
BAKER HUGHES INC              COM              057224107    5,418   129,194          SOLE                  129,194      0    0
BANK AMER CORP                COM              060505104    4,341   453,580          SOLE                  453,580      0    0
BARRICK GOLD CORP             COM              067901108   45,260 1,040,934          SOLE                1,040,934      0    0
BERKSHIRE HATHAWAY INC        COM CLASS A      084670108      366         3          SOLE                        3      0    0
BERKSHIRE HATHAWAY INC        COM CLASS B      084670702      374     4,609          SOLE                    4,609      0    0
BHP BILLITON LTD              Sponsored ADR    088606108      263     3,628          SOLE                    3,628      0    0
BOEING COMPANY                COM              097023105   19,136   257,310          SOLE                  257,310      0    0
BOSTON PROPERTIES INC         COM              101121101   13,975   133,104          SOLE                  133,104      0    0
BRISTOL MYERS SQUIBB CO       COM              110122108   20,285   601,028          SOLE                  601,028      0    0
CNOOC LTD                     Sponsored ADR    126132109    8,786    43,006          SOLE                   43,006      0    0
CATERPILLAR INC DEL           COM              149123101   26,352   247,391          SOLE                  247,391      0    0
CHEVRON CORP NEW              COM              166764100    3,834    35,765          SOLE                   35,765      0    0
CHINA MOBILE LTD              Sponsored ADR    16941M109   10,706   194,368          SOLE                  194,368      0    0
CHINA PETROLEUM & CHEM        Sponsored ADR    16941R108      217     2,000          SOLE                    2,000      0    0
CHINA UNICOM (HONG KONG) LTD  Sponsored ADR    16945R104   12,095   720,395          SOLE                  720,395      0    0
CISCO SYS INC                 COM              17275R102    2,491   117,795          SOLE                  117,795      0    0
CITIGROUP INC                 COM              172967424      322     8,806          SOLE                    8,806      0    0
COACH INC                     COM              189754104   25,992   336,334          SOLE                  336,334      0    0
COCA-COLA COMPANY             COM              191216100   11,159   150,771          SOLE                  150,771      0    0
CONOCOPHILLIPS                COM              20825C104      435     5,717          SOLE                    5,717      0    0
CTRIP COM INTL LTD            Amer Dep Shs     22943F100    5,395   249,290          SOLE                  249,290      0    0
DELL INC                      COM              24702R101   22,145 1,334,461          SOLE                1,334,461      0    0
DEVON ENERGY CORP (NEW)       COM              25179M103   19,983   280,973          SOLE                  280,973      0    0
DIGITAL REALTY TRUST INC      COM              253868103   23,674   320,046          SOLE                  320,046      0    0
EMC CORPORATION MASS          COM              268648102    2,180    72,967          SOLE                   72,967      0    0
EBAY INC                      COM              278642103      203     5,503          SOLE                    5,503      0    0
ECHELON CORP                  COM              27874N105       47    10,550          SOLE                   10,550      0    0
EQUITY RESIDENTIAL            Sh Ben Int       29476L107   19,057   304,329          SOLE                  304,329      0    0
ESSEX PROPERTIES TRUST        COM              297178105      289     1,910          SOLE                    1,910      0    0
EXELON CORP                   COM              30161N101      222     5,650          SOLE                    5,650      0    0
EXXON MOBIL CORP              COM              30231G102    6,786    78,237          SOLE                   78,237      0    0
GEN DYNAMICS CORP             COM              369550108      205     2,798          SOLE                    2,798      0    0
GENERAL ELEC CO               COM              369604103    2,430   121,098          SOLE                  121,098      0    0
GILEAD SCIENCES INC           COM              375558103      263     5,375          SOLE                    5,375      0    0
GOLDCORP INC                  COM              380956409   43,329   961,586          SOLE                  961,586      0    0
GOLDMAN SACHS GROUP INC       COM              38141G104   21,834   175,557          SOLE                  175,557      0    0
GOOGLE INC                    COM CLASS A      38259P508   23,653    36,887          SOLE                   36,887      0    0
HEALTH CARE REIT INC          COM              42217K106      225     4,100          SOLE                    4,100      0    0
HIGHWOODS PROPERTIES INC      COM              431284108   10,968   329,169          SOLE                  329,169      0    0
HOME DEPOT INC                COM              437076102      333     6,613          SOLE                    6,613      0    0
HONEYWELL INTERNATIONAL INC   COM              438516106   23,367   382,753          SOLE                  382,753      0    0
INTEL CORP                    COM              458140100   31,510 1,120,768          SOLE                1,120,768      0    0
INTERNATIONAL BUSINESS MACHS  COM              459200101    1,816     8,703          SOLE                    8,703      0    0
INTUIT INC                    COM              461202103   14,405   239,446          SOLE                  239,446      0    0
ISHARES GOLD TRUST            I SHARES         464285105      426    26,208          SOLE                   26,208      0    0
ISHARES INC                   MSCI Singapore   464286673   42,738 3,315,606          SOLE                3,315,606      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ISHARES INC                   MSCI S Korea     464286772      252     4,240          SOLE                    4,240      0    0
ISHARES INC                   MSCI Hong Kng    464286871   30,976 1,775,625          SOLE                1,775,625      0    0
ISHARES TRUST                 DJ Sel Div Index 464287168      314     5,620          SOLE                    5,620      0    0
ISHARES TRUST                 FTSE Chi 25 Idx  464287184      582    15,863          SOLE                   15,863      0    0
ISHARES TRUST                 MSCI AC Jpn Idx  464288182    1,275    22,591          SOLE                   22,591      0    0
ISHARES TRUST                 US Pfd Stk Idx   464288687      243     6,217          SOLE                    6,217      0    0
JA SOLAR HOLDINGS             Sponsored ADR    466090107       23    15,000          SOLE                   15,000      0    0
JPMORGAN CHASE & CO           COM              46625H100   22,540   490,221          SOLE                  490,221      0    0
JOHNSON & JOHNSON             COM              478160104    1,665    25,247          SOLE                   25,247      0    0
KLA TENCOR CORP               COM              482480100      229     4,200          SOLE                    4,200      0    0
KKR & CO LP                   COM Units        48248M102   35,518 2,395,015          SOLE                2,395,015      0    0
KENNAMETAL INC                COM              489170100      397     8,925          SOLE                    8,925      0    0
LIBERTY PROPERTY TRUST        COM              531172104   13,135   367,723          SOLE                  367,723      0    0
MACK-CALI REALTY CORP         COM              554489104    9,858   342,047          SOLE                  342,047      0    0
MCDONALDS CORP                COM              580135101    1,220    12,433          SOLE                   12,433      0    0
MICROSOFT CORP                COM              594918104    1,137    35,243          SOLE                   35,243      0    0
MONSANTO COMPANY              COM              61166W101      586     7,346          SOLE                    7,346      0    0
MOSAIC CO NEW                 COM              61945C103    5,247    94,902          SOLE                   94,902      0    0
NASDAQ OMX GROUP INC. 2.50%   Note 8-15-2013   631103AA6    1,143 1,147,000          SOLE                1,147,000      0    0
NETAPP INC                    COM              64110D104      618    13,799          SOLE                   13,799      0    0
NEWMONT MINING CORP           COM              651639106    1,098    21,420          SOLE                   21,420      0    0
NIKE INC                      CLASS B          654106103    1,112    10,258          SOLE                   10,258      0    0
NOVARTIS AG                   Sponsored ADR    66987V109      212     3,834          SOLE                    3,834      0    0
ONEOK PARTNERS LP             Unit Ltd Partn   68268N103      230     4,200          SOLE                    4,200      0    0
ORACLE CORP                   COM              68389X105   22,671   777,474          SOLE                  777,474      0    0
PEPSICO INC                   COM              713448108      552     8,315          SOLE                    8,315      0    0
PETROCHINA CO LTD             COM              71646E100   19,306   137,378          SOLE                  137,378      0    0
PFIZER INC                    COM              717081103    1,173    51,777          SOLE                   51,777      0    0
PHILIP MORRIS INTL INC        COM              718172109    1,404    15,850          SOLE                   15,850      0    0
PIEDMONT OFFICE REALTY TRUST  COM CLASS A      720190206   14,660   825,896          SOLE                  825,896      0    0
PIMCO HIGH INCOME FUND        COM              722014107   41,010 3,193,911          SOLE                3,193,911      0    0
PIMCO CORPORATE OPPTY FUND    COM              72201B101   28,565 1,534,902          SOLE                1,534,902      0    0
PLAINS ALL AMERICAN PIPELINE  COM              726503105      275     3,502          SOLE                    3,502      0    0
POWERSHARES QQQ TRUST         UNIT  SER-1      73935A104      863    12,776          SOLE                   12,776      0    0
PRECISION CASTPARTS CORP      COM              740189105      247     1,427          SOLE                    1,427      0    0
PROCTER & GAMBLE CO           COM              742718109    1,866    27,757          SOLE                   27,757      0    0
PROSHARES TR II               UltraShortEuro   74347W882   58,873 3,103,480          SOLE                3,103,480      0    0
PUBLIC STORAGE                COM              74460D109      319     2,309          SOLE                    2,309      0    0
QUALCOMM INC                  COM              747525103      559     8,210          SOLE                    8,210      0    0
ROYAL DUTCH SHELL PLC         CL A ADR         780259206    1,353    19,296          SOLE                   19,296      0    0
S&P DEPOSITORY RECEIPTS TRUST Trust Unit       78462F103      736     5,230          SOLE                    5,230      0    0
SPDR GOLD TRUST               Gold Shares      78463V107   88,833   547,948          SOLE                  547,948      0    0
SPDR S&P MIDCAP 400 ETF TRUST Unit Ser-1       78467Y107      477     2,640          SOLE                    2,640      0    0
SABA SOFTWARE INC (NEW)       COM              784932600      270    27,500          SOLE                   27,500      0    0
SCHLUMBERGER LIMITED          COM              806857108   18,226   260,628          SOLE                  260,628      0    0
SEMPRA ENERGY                 COM              816851109      210     3,500          SOLE                    3,500      0    0
SIEMENS A G                   SPON ADR         826197501      273     2,710          SOLE                    2,710      0    0
SOUTHERN COMPANY              COM              842587107      204     4,550          SOLE                    4,550      0    0
SOUTHERN COPPER CORP          COM              84265V105      249     7,842          SOLE                    7,842      0    0
SUNOCO LOGISTICS PARTNERS LP  COM              86764L108      352     9,300          SOLE                    9,300      0    0
TEXAS INSTRUMENTS INC         COM              882508104      208     6,199          SOLE                    6,199      0    0
3M CO                         COM              88579Y101      274     3,075          SOLE                    3,075      0    0
TIFFANY & CO NEW              COM              886547108   15,375   222,400          SOLE                  222,400      0    0
TRANSCANADA CORP              COM              89353D107      215     5,000          SOLE                    5,000      0    0
TRAVELERS COS INC             COM              89417E109      907    15,315          SOLE                   15,315      0    0
UDR INC                       COM              902653104   18,095   677,474          SOLE                  677,474      0    0
UNITED PARCEL SERVICE INC     COM              911312106   12,425   153,932          SOLE                  153,932      0    0
VARIAN MEDICAL SYSTEMS INC    COM              92220P105      228     3,300          SOLE                    3,300      0    0
VANGUARD INDEX FUNDS          Total Stk Mkt    922908769      200     2,773          SOLE                    2,773      0    0
VERIZON COMMUNICATIONS        COM              92343V104      409    10,697          SOLE                   10,697      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
VISA INC                      COM CLASS A      92826C839   26,214   222,154          SOLE                  222,154      0    0
WASHINGTON REAL ESTATE INV    Sh Ben Int       939653101   15,275   514,322          SOLE                  514,322      0    0
WELLS FARGO & CO (NEW)        COM              949746101   28,795   843,431          SOLE                  843,431      0    0
WEYERHAEUSER COMPANY          COM              962166104   11,606   529,470          SOLE                  529,470      0    0
YAMANA GOLD INC               COM              98462Y100   16,755 1,072,661          SOLE                1,072,661      0    0
YUM! BRANDS INC               COM              988498101    3,187    44,775          SOLE                   44,775      0    0
TYCO INTERNATIONAL LTD        COM              H89128104      285     5,077          SOLE                    5,077      0    0